Note 5 - Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring Basis 1 (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Assets	$ 592	$ 3,532	$ 4,212
Total Liabilities	(8,968)
Embedded Derivative Financial Instruments, Convertible Notes [Member]
Derivative liability	(8,621)
Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Derivative liability	(347)
Fair Value, Inputs, Level 1 [Member]
Total Assets	592	3,532	4,212
Total Liabilities	0
Fair Value, Inputs, Level 1 [Member] | Embedded Derivative Financial Instruments, Convertible Notes [Member]
Derivative liability	0
Fair Value, Inputs, Level 1 [Member] | Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Derivative liability	0
Fair Value, Inputs, Level 2 [Member]
Total Assets	0	0
Total Liabilities	0
Fair Value, Inputs, Level 2 [Member] | Embedded Derivative Financial Instruments, Convertible Notes [Member]
Derivative liability	0
Fair Value, Inputs, Level 2 [Member] | Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Derivative liability	0
Fair Value, Inputs, Level 3 [Member]
Total Assets	0	0
Total Liabilities	(8,968)
Fair Value, Inputs, Level 3 [Member] | Embedded Derivative Financial Instruments, Convertible Notes [Member]
Derivative liability	(8,621)
Fair Value, Inputs, Level 3 [Member] | Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Derivative liability	(347)
Money Market Funds [Member]
Cash equivalents	592	3,532	4,212
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents	592	3,532	$ 4,212
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents	0	0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents	$ 0	$ 0